Filed pursuant to Rule 497(e)
File Nos. 033-88316 and 811-08932

ARTISAN PARTNERS FUNDS, INC.

Artisan Global Value Fund (the “Fund”)

SUPPLEMENT DATED 11 JANUARY 2021

TO THE FUND’S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

CURRENT AS OF THE DATE HEREOF

Effective immediately, the prospectus and statement of additional information (“SAI”) are updated as follows:

1.	The following information replaces the information under the subheading “Portfolio Management” in the Fund Summary for the Fund on page 21 of the prospectus in its entirety:

Name	Title	Length of Service

Daniel J. O’Keefe	Managing Director and Lead Portfolio Manager, Artisan Partners	Since December 2007 (inception)

Michael J. McKinnon	Managing Director and Portfolio Manager, Artisan Partners	Since October 2018

2.	The following information replaces the information regarding the Funds under the heading “Organization, Management and Management Fees—Portfolio Managers” on page 90 of the prospectus in its entirety:

Artisan Global Value Fund	Daniel J. O’Keefe Michael J. McKinnon	Lead Portfolio Manager Portfolio Manager

3.	The following replaces the first paragraph under the heading “Portfolio Managers” on page 33 of the SAI in its entirety:

Lewis S. Kaufman is portfolio manager for Artisan Developing World Fund. Christopher P. Smith is portfolio manager for Artisan Focus Fund. Mark L. Yockey, Charles-Henri Hamker and Andrew J. Euretig are portfolio managers for Artisan Global Equity Fund. Jason L. White is lead portfolio manager and James D. Hamel, Matthew H. Kamm and Craigh A. Cepukenas are portfolio managers for Artisan Global Discovery Fund. Mr. Hamel is lead portfolio manager and Messrs. Kamm, Cepukenas and White are portfolio managers for Artisan Global Opportunities Fund. Daniel J. O’Keefe is lead portfolio manager and Michael J. McKinnon is portfolio manager for Artisan Global Value Fund. Bryan C. Krug is the portfolio manager for Artisan High Income Fund. Mr. Yockey is portfolio manager and Messrs. Euretig and Hamker are associate portfolio managers for Artisan International Fund. Rezo Kanovich is portfolio manager for Artisan International Small-Mid Fund. N. David Samra is lead portfolio manager and Ian P. McGonigle and Joseph Vari are co-portfolio managers for Artisan International Value Fund. Mr. Kamm is lead portfolio manager and Messrs. Hamel, Cepukenas and White are portfolio managers for Artisan Mid Cap Fund. James C. Kieffer, Daniel L. Kane, Craig Inman and Thomas A. Reynolds IV are portfolio managers for Artisan Mid Cap Value Fund and Artisan Value Fund. Mr. Cepukenas is lead portfolio manager and Messrs. Hamel, Kamm and White are portfolio managers for Artisan Small Cap Fund. Maria Negrete-Gruson is portfolio manager for Artisan Sustainable Emerging Markets Fund

4.	All other references to Justin V. Bandy and any related information in the prospectus and SAI are hereby removed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to Rule 497(e)
File Nos. 033-88316 and 811-08932

ARTISAN PARTNERS FUNDS, INC.

Artisan Select Equity Fund (the “Fund”)

SUPPLEMENT DATED 11 JANUARY 2021

TO THE FUND’S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

CURRENT AS OF THE DATE HEREOF

Effective immediately, the prospectus and statement of additional information (“SAI”) are updated as follows:

1.	The following information replaces the information under the subheading “Portfolio Management” in the Fund Summary for the Fund on page 5 of the prospectus in its entirety:

Name	Title	Length of Service

Daniel J. O’Keefe	Managing Director and Lead Portfolio Manager, Artisan Partners	Since February 2020 (inception)

Michael J. McKinnon	Managing Director and Portfolio Manager, Artisan Partners	Since February 2020 (inception)

2.	The following replaces the first sentence of the first paragraph under the heading “Portfolio Managers” on page 24 of the SAI in its entirety:

Daniel J. O’Keefe is lead portfolio manager and Michael J. McKinnon is portfolio manager for Artisan Select Equity Fund.

3.	All other references to Justin V. Bandy and any related information in the prospectus and SAI are hereby removed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE